Commitments and Contingencies (Details) $ in Millions				9 Months Ended
	Aug. 27, 2026 tank	Jun. 22, 2026 tank	Apr. 29, 2026 tank	Sep. 30, 2026 USD ($) tank
Commitments and Contingencies
Number of Tankers Purchased | tank	2	2	2	6
2030				$ 46.3
Handysize Product Chemical Tankers
Commitments and Contingencies
Total amount of contract				276.2
2026				18.4
Amount of contract outstanding				257.8
2027				41.5
2028				41.3
2029				$ 128.7